Condensed Consolidated Statements of Operations and Comprehensive Loss Unaudited (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per share, basic and diluted	$ (0.13)	$ (0.12)	$ (0.15)	$ (0.20)	$ (0.64)	$ (0.81)
Weighted-average shares outstanding, basic and diluted	183,143,391	114,904,241	182,599,949	114,691,007	137,157,283	65,161,358